SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL [abstract]
Schedule of share capital
	Number of shares	Issued share capital equivalent of RMB million

Issued and fully paid:
Ordinary shares with no par value as at January 1, 2017, as at December 31, 2017 and as at December 31, 2018	44,647,455,984	43,081

Schedule of details of share options outstanding
	2017		2018
	Number of share options	Weighted average exercise price HK$	Number of share options	Weighted average exercise price HK$

Outstanding at the beginning of the year	187,529,000	11.40	129,919,000	12.34
Granted during the year	-	-	-	-
Forfeited during the year	(22,506,000)	12.43	(26,732,000)	11.33
Expired during the year	(35,104,000)	7.29	(35,280,000)	14.83
Exercised during the year	-	-	-	-

Outstanding at the end of the year	129,919,000	12.34	67,907,000	11.44

Exercisable at the end of the year	129,919,000	12.34	67,907,000	11.44